Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 78,286	$ 11,463	¥ 74,436	¥ 69,548